Stockholders' Equity (Deficit) (Details)	12 Months Ended
Dec. 31, 2014
Expected dividend yield	0.00%
Minimum [Member]
Expected term	3 years 3 months
Expected volatility	173.31%
Risk free interest rate	0.85%
Maximum [Member]
Expected term	3 years 9 months
Expected volatility	173.49%
Risk free interest rate	4.16%